Supplement to the
Fidelity® Global Credit Fund
Class A, Class M, Class C, Class I and Class Z
March 1, 2021
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook (co-manager) has managed the fund since October 2021.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook is co-manager of the fund, which she has managed since October 2021. Since joining Fidelity Investments in 2011, Ms. Easterbrook has worked as a research analyst and portfolio manager.

AGLB-21-02 1.966353.116	October 1, 2021

Supplement to the
Fidelity® Global Credit Fund
March 1, 2021
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook (co-manager) has managed the fund since October 2021.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook is co-manager of the fund, which she has managed since October 2021. Since joining Fidelity Investments in 2011, Ms. Easterbrook has worked as a research analyst and portfolio manager.

GLB-21-01 1.966352.108	October 1, 2021

Supplement to the
Fidelity® Series International Credit Fund
March 1, 2021
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook (co-manager) has managed the fund since October 2021.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Lisa Easterbrook is co-manager of the fund, which she has managed since October 2021. Since joining Fidelity Investments in 2011, Ms. Easterbrook has worked as a research analyst and portfolio manager.

SUN-21-01 1.9887277.101	October 1, 2021